Operating Leases - Summary of Components of Lease Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 6,530	$ 4,504	$ 4,450
Short term lease cost	714	969	882
Variable lease cost	609	587	352
Sublease income	(348)	(36)	(582)
Total lease cost	$ 7,505	$ 6,024	$ 5,102